REVENUES AND COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE

The following table identifies the disaggregation of the Company’s revenues for the years ended December 31, 2023 and 2022, respectively:

	December 31,2023	December 31,2022	December 31,2021
Revenues
Electric vehicles and accessories sales	$14,298,967	$16,930,201	$12,401,756

Software royalties	236,005	376,868	1,362,553
Software development and design services	939,946	991,496	364,150
Software royalties and development and design subtotal	1,175,951	1,368,364	1,726,703

Total revenues accounted for under ASC Topic 606	$15,474,918	$18,298,565	$14,128,459

SCHEDULE OF COST OF REVENUES

	December 31,2023	December 31,2022	December 31,2021
Cost of revenues
Electric vehicles and accessories	$12,561,601	$14,689,913	$10,594,606
Software development and design services	705,220	583,268	602,708

Total cost of revenues	$13,266,821	$15,273,181	$11,197,314